UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549


                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act File Number: 811-242


                           IXIS Advisor Funds Trust II
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               (Exact name of registrant as specified in charter)

                399 Boylston Street, Boston, Massachusetts 02116
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               (Address of principal executive offices) (Zip code)

                           Coleen Downs Dinneen, Esq.
                    IXIS Asset Management Distributors, L.P.
                               399 Boylston Street
                           Boston, Massachusetts 02116
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                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 449-2810

Date of fiscal year end: December 31

Date of reporting period: September 30, 2005

ITEM I      SCHEDULE OF INVESTMENTS

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    HARRIS ASSOCIATES LARGE CAP VALUE FUND -- SCEDULE OF INVESTMENTS
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Investments as of September 30, 2005 (Unaudited)

  Shares        Description                       Value(+)(c)
----------------------------------------------------------------
Common Stocks -- 98.4% of Total Net Assets

                Aerospace & Defense -- 2.6%
      200,200   Raytheon Co.                    $     7,611,604
                                                ----------------

                Banks -- 0.9%
       92,800   U.S. Bancorp                          2,605,824
                                                ----------------

                Beverages -- 3.0%
       35,800   Coca-Cola Co. (The)                   1,546,202
      122,000   Diageo PLC, Sponsored ADR             7,077,220
                                                ----------------
                                                      8,623,422
                                                ----------------

                Building Materials -- 2.8%
      262,400   Masco Corp.                           8,050,432
                                                ----------------

                Computers -- 6.5%
      489,200   Hewlett-Packard Co.                  14,284,640
    1,139,200   Sun Microsystems, Inc.(a)             4,465,664
                                                ----------------
                                                     18,750,304
                                                ----------------

                Diversified Financial Services -- 14.9%
      175,100   American Express Co.                 10,057,744
      195,800   Citigroup, Inc.                       8,912,816
      350,700   JPMorgan Chase & Co.                 11,899,251
      230,200   Morgan Stanley                       12,416,988
                                                ----------------
                                                     43,286,799
                                                ----------------

                Food -- 1.0%
       38,000   Nestle SA, Sponsored ADR              2,785,400
                                                ----------------

                Health Care - Products -- 4.3%
      213,000   Baxter International, Inc.            8,492,310
       63,600   Johnson & Johnson                     4,024,608
                                                ----------------
                                                     12,516,918
                                                ----------------

                Household Products & Wares -- 2.2%
       80,500   Fortune Brands, Inc.                  6,547,065
                                                ----------------

                Insurance -- 2.0%
       69,500   Aflac, Inc.                           3,148,350
       39,800   MGIC Investment Corp.                 2,555,160
                                                ----------------
                                                      5,703,510
                                                ----------------

                Leisure Time -- 6.2%
      213,900   Carnival Corp.                       10,690,722
      149,200   Harley-Davidson, Inc.                 7,227,248
                                                ----------------
                                                     17,917,970
                                                ----------------

                Media -- 15.6%
       96,600   Comcast Corp., Special Class
                A(a)                                  2,780,148
      295,500   DIRECTV Group (The), Inc.(a)          4,426,590
    1,088,700   Liberty Media Corp., Class A(a)       8,764,035
      707,300   Time Warner, Inc.                    12,809,203
      250,000   Viacom, Inc., Class B                 8,252,500
      343,300   Walt Disney Co. (The)                 8,283,829
                                                ----------------
                                                     45,316,305
                                                ----------------

                Miscellaneous - Manufacturing -- 5.5%
      112,600   Honeywell International, Inc.         4,222,500

  Shares        Description                       Value(+)(c)
----------------------------------------------------------------
                Miscellaneous - Manufacturing - continued
      418,400   Tyco International, Ltd.        $    11,652,440
                                                ----------------
                                                     15,874,940
                                                ----------------

                Office & Business Equipment -- 2.6%
      552,200   Xerox Corp.(a)                        7,537,530
                                                ----------------

                Pharmaceuticals -- 0.9%
       59,300   Abbott Laboratories                   2,514,320
                                                ----------------

                Restaurants -- 4.7%
      412,200   McDonald's Corp.                     13,804,578
                                                ----------------

                Retail -- 10.6%
       78,400   Costco Wholesale Corp.                3,378,256
      379,600   Gap (The), Inc.                       6,616,428
      239,800   Home Depot, Inc.                      9,145,972
      102,300   Kohl's Corp.(a)                       5,133,414
       71,800   Limited Brands, Inc.                  1,466,874
      113,900   Wal-Mart Stores, Inc.                 4,991,098
                                                ----------------
                                                     30,732,042
                                                ----------------

                Savings & Loans -- 3.4%
      254,200   Washington Mutual, Inc.               9,969,724
                                                ----------------

                Semiconductors -- 6.3%
      414,100   Intel Corp.                          10,207,565
      242,300   Texas Instruments, Inc.               8,213,970
                                                ----------------
                                                     18,421,535
                                                ----------------

                Transportation -- 2.4%
       97,600   Union Pacific Corp.                   6,997,920
                                                ----------------
                Total Common Stocks
                (Identified Cost $247,543,288)      285,568,142
                                                ----------------

   Principal
    Amount
----------------------------------------------------------------
Short-Term Investment --  2.0%
$   5,697,246   Tri-Party Repurchase Agreement with
                Fixed Income Clearing Corporation,
                dated 09/30/2005 at 1.75% to be
                repurchased at $5,698,076 on
                10/03/2005, collateralized by
                $5,830,000 U.S Treasury Note, 4.00%,
                due 09/30/2007 valued at $5,815,425
                (d)
                (Identified Cost $5,697,246)          5,697,246
                                                ----------------
                Total Investments -- 100.4%
                (Identified Cost $253,240,534)
                (b)                                 291,265,388
                Other assets less liabilities --
                (0.4%)                               (1,212,217)
                                                ----------------
                Total Net Assets -- 100%         $   290,053,171
                                                ================

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  HARRIS ASSOCIATES LARGE CAP VALUE FUND -- SCHEDULE OF INVESTMENTS (continued)
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Investments as of September 30, 2005 (Unaudited)

(+) Equity securities for which market quotations are readily available are valued at market price on the basis of valuations furnished to the Fund by a pricing service which has been authorized by the Board of Trustees. The pricing service provides the last reported sale price for securities listed on an applicable securities exchange or, if no sale was reported and in the case of over-the-counter securities not so listed, the last reported bid price. Securities traded on the NASDAQ National Market are valued at the NASDAQ Official Closing Price ("NOCP"), or if lacking an NOCP, at the most recent bid quotation on the NASDAQ National Market. Debt securities for which market quotations are readily available (other than short-term obligations with a remaining maturity of less than sixty days) are generally valued at market price on the basis of valuations furnished by a pricing service authorized by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Short-term obligations with a remaining maturity of less than sixty days are stated at amortized cost, which approximates market value. All other securities and assets are valued at their fair value as determined in good faith by the Fund's investment adviser and subadviser, pursuant to the procedures approved by the Board of Trustees. Security transactions are accounted for on trade date.

(a)  Non-income producing security.

(b) Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund's fiscal year for tax purposes. Such adjustments are primarily due to wash sales):
     At September 30, 2005, the net unrealized appreciation on investments based on cost of $253,240,534 for federal income tax purposes was as follows:

     Aggregate gross unrealized appreciation for
     all investments in which there is an excess of
     value over tax cost.                                 $  43,014,041
     Aggregate gross unrealized depreciation for
     all investments in which there is an excess of
     tax cost over value.                                    (4,989,187)
                                                          -------------
     Net unrealized appreciation                          $  38,024,854
                                                          =============

     At December 31, 2004, the Fund had a capital loss carryover of approximately $134,352,059 of which $16,433,943 expires on December 31, 2008, $83,318,807 expires on December 31, 2009, $24,633,843 expires on
     December 31, 2010 and $9,965,466 expires on December 31, 2011. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

     Pursuant to IRS Regulations, for the year ended December 31, 2004, the Fund has elected to defer $159,806 of capital losses attributable to Post-October losses.

(c) The books and records of the fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S dollars based upon foreign exchange rates prevailing at the end of the period.

(d) The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund's policy that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. The Fund's investment adviser is responsible for determining that the value of the collateral is at all times at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements whereby the collateral is held at the custodian bank in a segregated account for the benefit of the Fund and the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.

ADR An American Depositary Receipt (ADR) is a certificate issued by a U.S. bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States.

ITEM 2. CONTROLS AND PROCEDURES.

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

(a)(1) Certification for the principal executive officer as required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended (the "Act") filed herewith.
(a)(2) Certification for the principal financial officer as required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended (the "Act") filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                  IXIS Advisor Funds Trust II

                                  By:     /s/ John T. Hailer
                                          ------------------
                                  Name:   John T. Hailer
                                  Title:  President and Chief Executive Officer
                                  Date:   November 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                  By:     /s/ John T. Hailer
                                          ------------------

                                  Name:   John T. Hailer
                                  Title:  President and Chief Executive Officer
                                  Date:   November 28, 2005

                                  By:     /s/ Michael C. Kardok
                                          ---------------------

                                  Name:   Michael C. Kardok
                                  Title:  Treasurer
                                  Date:   November 28, 2005